Equity-Based Compensation Plans - Schedule of Stock Options Valuation using Black-Scholes Option Pricing Model (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 26, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average expected term	6 years
Expected volatility	40.30%
Expected dividend	0.00%
Risk-free interest rate	0.94%
Profit Interest Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average expected term		3 years 4 months 24 days	4 years 1 month 6 days	4 years 9 months 18 days
Expected volatility		72.50%	72.50%	62.50%
Expected Dividend		$ 0	$ 0	$ 0
Risk-free interest rate		0.30%	1.50%	2.50%